Stock-Based Compensation and Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation and Employee Benefits
Summary of Option Activity

	Options
			Weighted-
			Average	Aggregate
		Weighted-	Remaining	Intrinsic
	Number of	Average	Contractual Terms	Value
	Options	Exercise Price	(Years)	(in thousands)
Outstanding at December 31, 2023	23,659,240	$13.31
Granted - at fair value	10,513,500	$2.28
Exercised	(174,651)	$1.67
Forfeited/Canceled	(5,292,979)	$9.20
Outstanding at December 31, 2024	28,705,110	$10.10	6.4	$889
Exercisable at December 31, 2024	17,010,902	$14.37	4.6	$—

Schedule of options outstanding and exercisable

Information on the options outstanding and exercisable as of December 31, 2024 is summarized by range of exercise prices as follows:

			Options Outstanding			Options Exercisable
				Weighted-
				Average	Weighted-		Weighted-
				Remaining	Average		Average
			Number	Contractual Terms	Exercise	Number	Exercise
Range of Exercise Prices			Outstanding	(Years)	Price	Exercisable	Price
$0.77	-	$2.41	6,361,791	9.5	$1.74	473,666	$2.35
$2.59	-	$5.44	6,000,496	8.3	$3.86	2,069,330	$4.33
$5.86	-	$12.37	5,603,496	5.3	$10.28	4,386,405	$10.54
$12.44	-	$17.06	4,601,126	5.3	$14.64	3,992,175	$14.59
$17.17	-	$26.58	4,691,013	3.8	$18.90	4,642,138	$18.91
$26.62	-	$36.85	1,447,188	0.5	$29.06	1,447,188	$29.06
			28,705,110	6.4	$10.10	17,010,902	$14.37

Schedule of additional information on options

	Year Ended December 31,
(in thousands, except weighted-average grant-date fair value per share)	2024	2023
Total intrinsic value of options exercised	$110	$425
Total grant date fair value of options vested	$22,778	$30,467
Weighted-average grant date fair value per share of options granted	$1.49	$4.19

Summary of RSU Activity, under 2014 Plan

	RSUs Outstanding
		Weighted-Average
	Number of	Grant Date Fair
	RSUs	Value
Balances at December 31, 2023	1,726,729	$11.93
RSUs granted	1,976,750	$2.23
RSUs vested	(2,793,626)	$5.41
RSUs canceled	(141,616)	$11.50
Balances at December 31, 2024	768,237	$10.79

	Year Ended December 31,
(in thousands, except weighted-average grant-date fair value per share)	2024	2023
Total grant date fair value of RSUs vested	$15,101	$18,381
Total grant date fair value of RSUs granted	$4,408	$11,386
Weighted-average grant-date fair value per share of RSUs granted	$2.23	$8.93

Schedule of Stock-Based Compensation Expense

	Year Ended December 31,
(in thousands)	2024	2023
Cost of goods sold (1)	$1,070	$632
Research and development	8,643	14,596
Selling, general and administrative	18,089	27,882
Stock-based compensation subtotal	27,802	43,110
Less: Stock-based compensation from discontinued operations	(1,682)	(4,005)
Total stock-based compensation expense from continuing operations	$26,120	$39,105

Total stock-based compensation expense capitalized into inventory	$1,407	$1,062

(1)	Stock-based compensation capitalized into inventory is recognized as cost of goods sold when the related product is sold.

Schedule of Weighted Average Assumptions for Black-Scholes Option-Pricing Model Used in Determining Fair Value of Awards

	Year Ended December 31,
	2024	2023
Expected term (years)
Stock options	5.7	6.0
ESPP	0.5	0.5
Expected volatility
Stock options	67%	64%
ESPP	88%	105%
Risk-free interest rate
Stock options	3.97%	3.92%
ESPP	4.94%	5.35%
Expected dividend yield
Stock options	—%	—%
ESPP	—%	—%